Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2016
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2016	2015
	(in US$’000)
Non-current (note (i))	26,830	26,768
Current (notes (ii) and (iii))	19,957	23,077
	46,787	49,845

The weighted average interest rate for bank borrowings outstanding as of December 31, 2016 and 2015 was 1.52% and 1.39% respectively.

Notes:

(i)

In December 2011, the Group, through its subsidiary entered into a three‑year term loan with a bank in the aggregate principal amount of HK$210,000,000 (US$26,923,000). The term loan bears interest at 1.50% over the Hong Kong Interbank Offered Rate (“HIBOR”) per annum. In June 2014, the term loan was refinanced into a four‑year term loan which bears interest at 1.35% over the HIBOR per annum. Accordingly, the term loan is recorded as a long‑term bank borrowing as at December 31, 2016 and 2015.

The term loan is unsecured and guaranteed by Hutchison Whampoa Limited (an indirect subsidiary of CK Hutchison) as at December 31, 2016 and 2015. An annual fee is paid to Hutchison Whampoa Limited for the guarantee (note 25(a)).

(ii)

In February 2016, the Group through its subsidiary, entered into a facility agreement with banks for the provision of unsecured credit facilities in the aggregate amount of HK$468,000,000 (US$60,000,000). These credit facilities include (i) a HK$156,000,000 (US$20,000,000) term loan facility with a term of 18 months and an annual interest rate of 1.35% over HIBOR, and (ii) a HK$312,000,000 (US$40,000,000) revolving loan facility with a term of 12 months and an annual interest rate of 1.30% over HIBOR. These credit facilities are guaranteed by the Company and include certain financial covenant requirements. The term loan has been drawn from this facility as of December 31, 2016 and is classified as short-term borrowings.

(iii)

As at December 31, 2015, the Group, through its subsidiary had revolving loans of HK$180,000,000 (US$23,077,000) which bears interest at 1.05% over HIBOR per annum till October 2015 and 1.25% over HIBOR per annum from November 2015 and are unsecured. The borrowing was classified as short-term borrowings as of December 31, 2015.

(iv)

The carrying amount of all bank borrowings approximates their fair values. The fair value of bank borrowings was estimated using a discounted cash flows approach (an income approach) using market based observable inputs. Such fair value measurements are considered Level 2 under the fair value hierarchy.

(v)	The Group’s bank borrowings are repayable as follows:

	December 31,
	2016	2015
	(in US$’000)
Within 1 year	19,957	23,077
Between 2 and 5 years	26,830	26,768
	46,787	49,845

(vi)	As at December 31, 2016 and 2015, the carrying amounts of the Group’s bank borrowings are all denominated in HK$.
(vii)	As at December 31, 2016 and 2015, the Group has unutilized bank borrowing facilities in relation to revolving loan facilities of US$70,000,000 and US$6,923,000, respectively.

Schedule of maturities of bank borrowings

	December 31,
	2016	2015
	(in US$’000)
Within 1 year	19,957	23,077
Between 2 and 5 years	26,830	26,768
	46,787	49,845